Note Receivable - Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Note Receivable - Related Party

Note 4 – Notes and Accrued Interest Receivable – Related Party

The Company currently has notes receivable due from two (2) separate parties.

EzFill Holdings, Inc.

Our Chief Executive Officer has an approximate 28% ownership in EZFL and we are a material lender to EZFL’s operations.

All advances made to EZFL mature 2 months from the issuance date. The notes are automatically renewable for 2 month periods until repaid. The notes bear interest at 8% for the first nine (9) months outstanding, then increase to 18%. These advances are unsecured and considered short term. None of the advances are in default.

The Company has two (2) sources of income from the issuance of these notes to EZFL.

Accrued Interest Receivable/Interest Income

The Company records interest income based on the stated value of the note and applies the interest rate.

Original Issue Discount/Accretion Income

Since the advances made have an original issue discount feature, the Company recognizes that discount into earnings over the initial two (2) month term of the advance.

During the three months ended June 30, 2024 and 2023, the Company recorded accretion income – related party of $123,407 and $0, respectively.

During the six months ended June 30, 2024 and 2023, the Company recorded accretion income – related party of $272,614 and $0, respectively.

See Note 9 for additional advances and conversions of notes and accrued interest receivable.

Balance Labs, Inc.

This entity is controlled by our principal stockholder and Chief Executive Officer who is also the Chief Executive Officer of Balance Labs, Inc.

The notes bear interest at 8% - 10%. These advances are unsecured and considered short term. All advances were made prior to December 31, 2019 totaling $185,700 and are in default.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2024

(UNAUDITED)

The Company has determined that based upon Balance Labs, Inc.’s financial position none of the outstanding advances are likely to be repaid. As a result, the Company has fully reserved these notes and related accrued interest receivable.

The Company has one (1) source of income from the issuance of these notes to Balance Labs, Inc.

Accrued Interest Receivable/Interest Income

The Company records interest income based on the stated value of the note and applies the interest rate.

Given Balance Labs, Inc.’s inability to repay the advances, the Company continues to accrue interest resulting in an increase in the note and accrued interest receivable total balance, however, each of these increases is immediately reserved, resulting in an increase of the allowance for doubtful accounts.

The following is a summary of the Company’s Notes and Accrued Interest Receivable – Related Parties at June 30, 2024 and December 31, 2023, respectively.

	Note Receivable and Accrued Interest Receivable Related Party	Note Receivable and Accrued Interest Receivable Related Party	Allowance for	Notes Receivable and Accrued Interest Receivable Related
	EzFill Holdings	Balance Labs	Doubtful Accounts	Parties - net Total
Balance - December 31, 2022	$-	$291,841	$(291,841)	$-
Advances	2,585,000	-	-	2,585,000
Interest receivable	54,198	17,257	(17,257)	54,198
Original issue discount on advances	(56,475)	-	-	(56,475)
Balance - December 31, 2023	2,582,723	309,098	(309,098)	2,582,723
Advances	2,805,000	-	-	2,805,000
Original issue discount on advances	(255,000)	-	-	(255,000)
Interest receivable	181,229	8,745	(8,745)	181,229
Accretion income	272,614	-	-	272,614
Balance - June 30, 2024	$5,586,566	$317,843	$(317,843)	$5,586,566

At June 30, 2024 and December 31, 2023, accrued interest receivable was $235,427 and $54,198, respectively.

For the three and six months ended June 30, 2024, the Company recorded total interest and accretion income (true up) of $(25,362) and $462,647, respectively.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2024

(UNAUDITED)

Note 3 – Note Receivable - Related Party

The note receivables to the Farkas Group in amount of $73,579 at 3% interest rate for both 2023 and 2022 with total accrued interest was fully paid off in the 3rd quarter of 2023. The interest receivable amounts at December 31, 2023 and 2022 was $0 and $9,796, respectively. The interest income for 2023 was $895 and for 2022 was $1,556.

The Company loaned to EzFill Holding, Inc. (“EZFL”), a related party (our Chief Executive Officer and sole owner has an approximate 20% ownership interest in EZFL), a total of $2,585,000 with a maturity date equal to 2 months from the issuance date. The notes are automatically renewable for 2 month periods until repaid. The notes bear interest at 8% for the first nine (9) months outstanding, then increase to 18%. These advances are unsecured and considered short term. None of the advances are in default.

At December 31, 2023 and 2022, the Company reflected note receivable – related party of $2,582,675 and $72,191, respectively, as follows:

Notes Receivable consist of the following at December 31, 2023:

Note receivable	$2,770,700
Interest receivable	177,548
Less: accretion discount	56,475
Less: allowance for doubtful accounts	309,098
Notes receivable – net	$2,582,675

Notes Receivable consist of the following at December 31, 2022:

Note receivable	$248,095
Interest receivable	115,937
Less: allowance for doubtful accounts	291,841
Notes receivable – net	$72,191

At December 31, 2023 and 2022, the Company reflected related accrued interest receivable of $54,150 and $0, respectively.

For the years ended December 31, 2023 and 2022, the Company recorded interest income of $233,910 and $0, respectively.